Net interest income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	[1]	$ 1,612	$ 1,584	$ 1,632	$ 3,197	$ 3,500
Interest income from securities financing transactions	[2]	126	135	202	261	569
Interest income from other financial instruments measured at amortized cost		68	73	87	141	176
Interest income from debt instruments measured at fair value through other comprehensive income		16	35	35	51	52
Interest income from derivative instruments designated as cash flow hedges		284	268	178	553	290
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		2,106	2,097	2,133	4,203	4,588
Interest expense on loans and deposits	[3]	136	137	244	273	707
Interest expense on securities financing transactions	[4]	293	258	224	551	443
Interest expense on debt issued		381	411	596	792	1,272
Interest expense on lease liabilities		26	27	27	53	56
Total interest expense from financial instruments measured at amortized cost		836	833	1,092	1,669	2,478
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		1,270	1,264	1,041	2,535	2,110
Net Interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading		193	200	242	393	442
Net interest income from brokerage balances		216	197	182	412	318
Net interest income from securities financing transactions at fair value not held for trading	[5]	12	12	18	24	51
Interest income from other financial instruments at fair value not held for trading		75	96	153	170	355
Interest expense on other financial instruments designated at fair value		(138)	(155)	(244)	(294)	(555)
Total net interest income from financial instruments measured at fair value through profit or loss		357	349	351	706	612
Total net interest income		$ 1,628	$ 1,613	$ 1,392	$ 3,241	$ 2,722

[1]	Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments
[2]	Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions.
[3]	Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments.
[4]	Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions.
[5]	Includes interest expense on securities financing transactions designated at fair value.